Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Rental expense	$ 29	$ 31	$ 38
Future long-term non-cancelable operating lease payments
2014	21
2015	16
2016	13
2017	11
2018	7
2019 and thereafter	$ 5